Investment Objectives and Goals - Tema Healthcare AI ETF	Jul. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TEMA HEALTHCARE AI ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Healthcare AI ETF (the “Fund”) seeks to provide long-term growth.